Related Party Disclosures	6 Months Ended
Jun. 30, 2024
Related Party Disclosures [Abstract]
Related Party Disclosures
24.
RELATED PARTY DISCLOSURES
(i)
Compensation of key management personnel

The remuneration of directors of the Company and key management were as follows:

	For the six months ended June 30,
	2024	2023
(In thousands)
Short term benefits	$919	$1,626
Retirement benefit scheme contributions	8	8
Share-based payment	4,874	2,673
	$5,801	$4,307

The remuneration of key management personnel is determined by the directors of the Company having regard to the performance of individuals and market trends.